UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-21520
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                       Merit Advisors Investment Trust II
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               (Exact name of registrant as specified in charter)


      11032 Quail Creek Road, Suite 105, Oklahoma City, Oklahoma 73120-6208
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               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
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                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (800) 773-3863
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                       Date of fiscal year end: October 31
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             Date of reporting period: July 1, 2003 - June 30, 2004
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                              PROXY VOTING RECORDS

Merit High Yield Fund II
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There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the registrant was entitled to vote.



                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merit Advisors Investment Trust II


By: (Signature and Title)    /s/ J. Paul Cunningham
                             __________________________________
                             J. Paul Cunningham
                             Trustee, President, and Principal Executive Officer

Date: August 26, 2004